Document and Entity Information	0 Months Ended
Jun. 30, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2013
Registrant Name	MATRIX ADVISORS VALUE FUND INC
Central Index Key	0000720498
Amendment Flag	false
Document Creation Date	Oct. 31, 2013
Document Effective Date	Oct. 31, 2013
Prospectus Date	Oct. 31, 2013
Matrix Advisors Value Fund, Inc. | Matrix Advisors Value Fund, Inc.
Risk/Return:
Trading Symbol	MAVFX